CONVERTIBLE DEBT (Details Narrative) $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 22, 2015 USD ($) shares	Oct. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD / shares shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2016 CAD / shares	Dec. 22, 2015 CAD / shares	Oct. 31, 2015 CAD / shares	Sep. 30, 2015 USD ($)	Jun. 30, 2015 CAD / shares shares	Jun. 30, 2014 CAD / shares shares
Number of common shares purchased | shares				15,172,195	21,918,142					28,260,666	1,064,140
Exercise price (in dollars per share) | CAD / shares				CAD 0.79		CAD 0.75				CAD 0.73	CAD 0.25
Risk free interest rate					1.25%
Expected dividend yield					0.00%
Volatility					88.63%
Expected life					2 years 6 months
Lind Asset Management IV, LLC [Member] | Warrants [Member]
Fair value of liabilities					$ 620
Risk free interest rate					1.30%
Expected dividend yield					0.00%
Volatility					86.58%
Expected life					3 years
Unsecured Convertible Promissory Notes [Member]
Principal amount									$ 800
Unsecured Convertible Promissory Notes [Member] | Private Placement [Member]
Interest rate		8.00%
Debt term		3 years
Description of payment		Payable quarterly in arrears.
Transaction cost					$ 47
Principal amount		$ 800
Unsecured Convertible Promissory Notes [Member] | Private Placement [Member] | Canada [Member]
Conversion price (in dollars per share) | CAD / shares								CAD 0.97
Secured Convertible Security [Member]
Transaction cost	$ 214
Percentage of closing fees	0.03
Description of conversion price

A conversion price equal to 85% of the volume weighted average trading price of the Common Shares (in Canadian dollars) on the TSX for the five consecutive trading days immediately prior to the date on which the Lind provides the Company with notice of its intention to convert an amount of the Convertible Security from time to time.

Description of convenent

Includes a financial covenant defining an event of default as all present and future liabilities of the Company or any of its subsidiaries, exclusive of related party loans, for an amount or amounts exceeding $2,000, and which have not been satisfied on time or within 90 days of invoice, or have become prematurely payable as a result of its default or breach.

The Convertible Security contains financial and non-financial covenants customary for a facility of this size and nature, and includes a financial covenant defining an event of default as all present and future liabilities of the Company or any of its subsidiaries, exclusive of related party loans, for an amount or amounts exceeding $2,000, and which have not been satisfied on time or within 90 days of invoice, or have become prematurely payable as a result of its default or breach. The Company was in compliance as of December 31, 2016.

Debt conversion amount			$ 825
Number of shares issued upon debt conversion | shares			1,683,002
Secured Convertible Security [Member] | Lind Asset Management IV, LLC [Member]
Transaction cost	$ 135
Secured Convertible Security [Member] | Lind Asset Management IV, LLC [Member] | Definitive Convertible Security Funding Agreement [Member]
Interest rate	10.00%
Debt term	2 years
Principal amount	$ 4,500
Initial face value	$ 5,400
Description of interest rate	Yield of the Convertible Security (if held, unconverted, to maturity) will be 10% per annum, or $900.
Additional funding	$ 1,000
Description of conversion price

Convertible into Common Shares of the Company at a conversion price equal to 85% of the volume weighted average trading price of the Common Shares on the TSX (in Canadian dollars) for the five (5) consecutive trading days immediately prior to the date on which Lind provides the Company with notice of its intention to convert an amount of the Convertible Security from time to time.

Secured Convertible Security [Member] | Lind Asset Management IV, LLC [Member] | Definitive Convertible Security Funding Agreement [Member] | Warrants [Member]
Number of common shares purchased | shares	3,125,000
Secured Convertible Security [Member] | Canada [Member] | Lind Asset Management IV, LLC [Member] | Definitive Convertible Security Funding Agreement [Member] | Warrants [Member]
Exercise price (in dollars per share) | CAD / shares							CAD 0.72